DEBT - Accretion and interest expense, excluding debt issuance cost amortization (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Debt Instrument [Line Items]
Accretion expense	$ 170	$ 171	$ 511	$ 386
Interest paid	324	190	1,093	456
Convertible Debt
Debt Instrument [Line Items]
Accretion expense	95	95	285	285
Interest paid			221	220
Centurion debenture
Debt Instrument [Line Items]
Accretion expense	75	76	226	101
Interest paid	$ 324	$ 190	$ 872	$ 236	$ 456